Securitisations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfers of financial assets that do not result in derecognition
The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2022				2021
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Loans and advances at amortised cost
Credit cards, unsecured loans and other retail lending	4,846	5,283	(1,433)	(1,356)	1,262	1,382	(1,225)	(1,219)
Financial assets at FVTPL
Mortgage Loans	330	330	—	—	41	41	—	—
Total	5,176	5,613	(1,433)	(1,356)	1,303	1,423	(1,225)	(1,219)

Continuing involvement in financial assets that have been derecognised
The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[a]			Gain from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2022
Asset backed securities	8	8	8	1	3
Residential mortgage backed securities	432	426	432	18	22
Commercial mortgage backed securities	412	357	412	5	16
Total	852	791	852	24	41

2021
Asset backed securities	25	25	25	1	2
Residential mortgage backed securities	78	78	78	3	4
Commercial mortgage backed securities	311	307	311	5	11
Total	414	410	414	9	17
Note
aAssets which represent the Barclays Bank Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and Debt Securities at FVTP&L.